Recasted Historical Financial Statements from NT Dollar to U.S. Dollar (Detail)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Balance Sheet
Exchange rate of NTD	30.28	29.13	31.99	32.80
Income Statement
Exchange rate of NTD	29.53	31.56	32.55	31.42